Summary of Significant Accounting Policies - Schedule of Amortization Periods for Intangible Assets (Details)	Dec. 31, 2025
3D Global Patent [Member]
Schedule of Amortization Periods for Intangible Assets [Line Items]
Amortization periods for intangible assets	15 years
EG BioMed Patent [Member]
Schedule of Amortization Periods for Intangible Assets [Line Items]
Amortization periods for intangible assets	15 years